CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Provision for trade receivables (in dollars)	$ 1,336	$ 1,385
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	6,475,625	6,487,852
Common stock, shares outstanding	6,475,625	6,487,852